Employee and Director Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Feb. 28, 2014	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Associate minimum age to make elective deferrals	18 years
Associate minimum service period to make elective deferrals	1 year
Associate minimum hours of service make elective deferrals	1000 hours
Percentage of employee deferrals vested	100.00%
Annual contribution to plan	$ 330,448	$ 317,281	$ 323,545
Employee contributions	100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee contributions benchmark	3.00%
Shares held by ESOP							740,530
Shares held by ESOP, Percentage							9.95%
Remaining unallocated shares	252,446						252,446
Line of credit	67,000,000
Expenses in connection with ESOP	8,600,000
Supplemental Executive Retirement Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fixed monthly benefit payments	10 years
Provision expensed for benefits	316,800	336,800	266,800
Liability accrued for compensation deferred under the plan	3,300,000	2,800,000
Split-Dollar Life Insurance [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Interest in cash surrender value of policies	100.00%
Expense income associated with policies	112,176	63,732
Employee Stock Ownership Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Line of credit		500,000						500,000
Expenses in connection with ESOP	45,693	223,283	209,434
Percentage of compensation				2.00%	2.00%	2.00%
Liability set aside for total allocated shares, fair value	$ 561,000
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employee contributions benchmark	5.00%
Employee contributions benchmark	3.00%